Financing Arrangements (Details Textual) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Oct. 31, 2012	Nov. 30, 2010	Dec. 31, 2012	Sep. 30, 2013	Jun. 30, 2011
Financing Arrangements (Textual)
Borrowings		$ 501,000
Stated interest rate (as a percentage)		3.25%			3.25%
Maturity date of debt		Oct. 31, 2013
Shares issued for debt conversion, value	5,529,566	1,197,550
Debt value, outstanding		1,675,061
Monthly installments paid		7,171,252			12,010,280
Debt instrument, conversion price						$ 4.00
Warrant Liability	238,454	309,000			256,000
Secured Loan Agreement [Member]
Financing Arrangements (Textual)
Borrowings			1,500,000
Maturity date of debt			Aug. 23, 2013
Additional borrowings during the period			1,000,000
Debt payoff premium accrued as interest expense		750,000
Repayments of debt		1,000,000
Financing costs		62,500
Secured Loan Agreement [Member] | Minimum
Financing Arrangements (Textual)
Stated interest rate (as a percentage)			10.00%
Increment of default interest rates			14.00%
Secured Loan Agreement [Member] | Maximum [Member]
Financing Arrangements (Textual)
Stated interest rate (as a percentage)			16.00%
Increment of default interest rates			20.00%
Secured Loan Agreement [Member] | Warrant [Member]
Financing Arrangements (Textual)
Borrowings		2,500,000
Stated interest rate (as a percentage)		38.00%
Maturity date of debt		Oct. 31, 2017
Warrants issued for debt conversion		76,228
Share price of debt instrument conversion		$ 9.00
Debt value, outstanding		309,000			256,000
Debt instrument, conversion price		$ 2.88
Number of shares acquired		238,212
Secured Convertible Notes, due June through August 2014 [Member]
Financing Arrangements (Textual)
Borrowings		770,000
Stated interest rate (as a percentage)		10.00%
Increment of default interest rates		5.00%
Debt conversion, Description		The conversion rate per share is equal to 75% of the per share price of the securities offered in the defined financing transaction.
Notes Payable to Directors and Affiliates [Member]
Financing Arrangements (Textual)
Borrowings		2,350,000	1,105,000	300,000	1,000,000
Stated interest rate (as a percentage)		10.00%		6.00%	24.00%
Maturity date of debt			Nov. 30, 2017
Additional borrowings during the period		3,093,332
Debt payoff premium accrued as interest expense		43,332
Repayments of debt		250,000
Debt conversion, Description		The conversion price is equal to 90% of the per security price in the qualifying financing transaction.	This note was converted into common stock in the February 2013 debt conversion.		These notes had a stated effective annual interest rate of 24% for the first 60 days and 40% thereafter until paid. These loans were converted to common stock in 2013
Warrants issued for debt conversion			50,000
Share price of debt instrument conversion			$ 4.00	$ 17,484
Shares issued for debt conversion, value				69,937
Shares issued for debt conversion			86,875
Monthly installments paid				9,127
Notes Payable to Directors and Affiliates [Member] | Minimum
Financing Arrangements (Textual)
Stated interest rate (as a percentage)			1.25%
Notes Payable to Directors and Affiliates [Member] | Maximum [Member]
Financing Arrangements (Textual)
Stated interest rate (as a percentage)			4.50%
Notes Payable to Directors and Affiliates [Member] | Employee stock options
Financing Arrangements (Textual)
Shares issued for debt conversion			136,250
Convertible Notes due March 2015 [Member]
Financing Arrangements (Textual)
Borrowings		575,000
Stated interest rate (as a percentage)		10.00%
Maturity date of debt		Mar. 15, 2015
Debt conversion, Description		Warrants to purchase 87,500 shares of common stock at $4.00 per share were issued with $350,000 of this debt, resulting in an effective interest rate of 19% on that portion of the borrowing.
Warrants issued for debt conversion		87,500
Share price of debt instrument conversion		$ 4.00
Shares issued for debt conversion, value		350,000
Convertible Term Loan, due December 2016
Financing Arrangements (Textual)
Borrowings		4,000,000
Stated interest rate (as a percentage)		10.00%
Maturity date of debt		Dec. 31, 2016
Additional borrowings during the period		4,000,000
Debt value, outstanding		500,000
Convertible Term Loan, due December 2016 | Minimum
Financing Arrangements (Textual)
Increment of default interest rates		2.00%
Convertible Term Loan, due December 2016 | Maximum [Member]
Financing Arrangements (Textual)
Increment of default interest rates		4.00%
Convertible Subordinated Notes, due March 2012 [Member]
Financing Arrangements (Textual)
Borrowings		1,432,561
Stated interest rate (as a percentage)		6.00%
Additional borrowings during the period		200,000
Debt conversion, Description		The terms of the notes allowed the holders to convert the debt into common stock at any time prior to maturity at conversion rate equal to the lesser of $9.00 per share or 25% below the offering price in the sale of securities in a qualified sale of securities, as defined.
Warrants issued for debt conversion		107,442
Share price of debt instrument conversion		$ 4.00
Shares issued for debt conversion, value		1,120,000
Debt value, outstanding		112,561
Shares issued for debt conversion		124,449
Debt instrument, conversion price		$ 9.00
Convertible Subordinated Note, due April 2015 [Member]
Financing Arrangements (Textual)
Borrowings		200,000
Stated interest rate (as a percentage)		9.00%
Maturity date of debt		Apr. 01, 2015
Debt conversion, Description		The note is convertible at the option of the holder any time after April 1, 2014. The note is automatically converted upon the occurrence of certain equity financing transactions or change in control as defined in the note.
Debt instrument, conversion price		$ 4.00
Series Subordinated Notes [Member]
Financing Arrangements (Textual)
Borrowings					7,800,000
Maturity date of debt					Nov. 30, 2015
Additional borrowings during the period		430,000
Debt conversion, Description					Certain Series Notes contained a Company option to extend the due dates by up to 90 days, as well as provisions for acceleration upon completion of certain financings.
Warrants issued for debt conversion		35,688			780,000
Share price of debt instrument conversion					$ 4.00
Debt value, outstanding		863,808
Shares issued for debt conversion		75,000
Convertible Series Notes, due September 2014 [Member]
Financing Arrangements (Textual)
Borrowings		125,000
Increment of default interest rates					20.00%
Maturity date of debt					Sep. 30, 2017
Additional borrowings during the period					10,000,000
Warrants issued for debt conversion					35,938
Share price of debt instrument conversion					$ 10.00
Financing costs					5,000,000
Related party transaction, due from (to) related party					575,000,000
Installment Note Payable - bank [Member]
Financing Arrangements (Textual)
Borrowings		280,045
Maturity date of debt		May 31, 2015
Monthly installments paid		8,389					8,403
Installment Note Payable - bank [Member] | Minimum
Financing Arrangements (Textual)
Stated interest rate (as a percentage)		1.00%
Installment Note Payable - bank [Member] | Maximum [Member]
Financing Arrangements (Textual)
Stated interest rate (as a percentage)		5.00%
Installment One [Member]
Financing Arrangements (Textual)
Borrowings		925,000
Maturity date of debt		Mar. 15, 2014
Installment Two [Member]
Financing Arrangements (Textual)
Borrowings		$ 1,425,000
Maturity date of debt		Mar. 15, 2015